EARNING (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
EARNING (LOSS) PER SHARE
EARNING (LOSS) PER SHARE

26.  EARNING (LOSS) PER SHARE

Basc and diluted earning (loss) per share for each of the years presented were calculated as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net income (loss)	515,101	(761,994)	(2,597,169)
Net income attributable to noncontrolling interest	(15,003)	(13,958)	(46,667)
Net income (loss) attributable to the Company	500,098	(775,952)	(2,643,836)
Dividend distribution to perpetual convertible preferred shareholders	(5,831)	—	—
Adjusted net income (loss) attributable to ordinary shareholders - Basic	494,267	(775,952)	(2,643,836)

Changes in the fair value of financial liabilities	(829,149)	—	—
Adjusted interest for convertible promissory notes	9,703	—	—
Adjusted net loss attributable to ordinary shareholders -Diluted	(325,179)	(775,952)	(2,643,836)

Denominator:
Weighted average number of shares outstanding—basic	865,352,554	886,817,620	901,143,138
Weighted average number of shares outstanding—diluted	911,591,433	886,817,620	901,143,138
Earning (loss) per share—Basic:
Net earning (loss)	0.57	(0.87)	(2.93)
	0.57	(0.87)	(2.93)
Loss per share—Diluted:
Net loss	(0.36)	(0.87)	(2.93)
	(0.36)	(0.87)	(2.93)

During the year ended December 31, 2021, the Company issued 7,800,000 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

Stock options, RSUs, the Company’s 2025 Convertible Notes, 2026 Convertible Notes and 2027 Convertible Notes (Note 19) or other potentially dilutive equity instruments were excluded from the calculation of diluted loss earnings per share if they were anti-dilutive.